Annual Fund Operating Expenses - Invesco Global Low Volatility Equity Yield Fund	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.55%
Class C
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	2.30%
Class R
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.80%
Class Y
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.30%
Class R5
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.16%
Class R6
Operating Expenses:
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.36%
Total Annual Fund Operating Expenses	1.16%